                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Lepercq, de Neuflize & Co. Inc.
Address: 1675 Broadway
         New York, New York  10019


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700

Signature, Place, and Date of Signing:

         /s/ Peter Hartnedy      New York, New York    11/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     $153,309
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                 LEPERCQ, DE NEUFLIZE & CO. INC.
                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5   COLUMN 6       COLUMN 7       COLUMN 8
   ---------       --------      --------   --------     --------   ---------      --------       --------
                                                                    INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                          FAIR MARKET                         SHARED
                                  CUSIP      VALUE    SHRS OR  SH/  SOLE SHARED OTHER    OTHER   SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  NUMBER    (X$1000)  PRN AMT  PRN  (A)   (B)   (C)      MGR.     (A)      (B)       (C)
--------------    -------------   ------  ----------- -------  ---  -----  ----     ------  ------  -------   ------
About.Com               COM      003736105      1838     56770  SH   Sole                                         56770
Akamai Technologies     COM      00971T101      5223     99450  SH   Sole                                         99450
America Online          COM      02364J104       279      5200  SH   Sole                                          5200
Apple Computer          COM      037833100      2544     98800  SH   Sole                                         98800
Atmel                   COM      049513104      1657    109100  SH   Sole                                        109100
Bank One                COM                      413     10700  SH   Sole                                         10700
Bank of New York        COM      064057102      1018     18150  SH   Sole                                         18150
Broadcom                COM      111320107      1600      6565  SH   Sole                                          6565
Chase Manhattan         COM      16161A108       700     15150  SH   Sole                                         15150
Cisco Systems           COM      17275R102      1666     30150  SH   Sole                                         30150
Commerce One            COM      200693109      9802    124860  SH   Sole                                        124860
Compaq Computer         COM      204493100       276     10000  SH   Sole                                         10000
Comverse Technology     COM      205862402       733      6790  SH   Sole                                          6790
DMC Stratex Networks    COM                      420     26150  SH   Sole                                         26150
DoubleClick             COM      258609304       790     24675  SH   Sole                                         24675
Exodus Communications   COM      302088109     17897    362475  SH   Sole                                        362475
GAP                     COM                      908     45100  SH   Sole                                         45100
General Electric        COM      369604103       346      6000  SH   Sole                                          6000
Global Crossing         COM      G3921A100      9546    307930  SH   Sole                                        307930
Golden West Financial   COM      381317106       303      5655  SH   Sole                                          5655
Imclone Systems         COM      45245W109       998      8525  SH   Sole                                          8525
Immunex                 COM      452528102      4369    100445  SH   Sole                                        100445
Incyte Genomics         COM      45337C102      3624     88130  SH   Sole                                         88130
Intel                   COM      458140100       934     22450  SH   Sole                                         22450
JCPenney                COM                     1408    119200  SH   Sole                                        119200
Johnson & Johnson       COM      478160104      3020     32150  SH   Sole                                         32150
Keynote Systems         COM      493308100       288     10765  SH   Sole                                         10765
Lattice Semiconductor   COM      518415104      4069     75700  SH   Sole                                         75700
Lifeminders.com         COM      53219H108       220      9600  SH   Sole                                          9600
Loral Space &
   Communications       COM      G56462107      2046    334100  SH   Sole                                        334100
Merck                   COM      589331107       298      4000  SH   Sole                                          4000
Millenium Pharma-
  ceuticals             COM      599902103      7252     49650  SH   Sole                                         49650
Motorola                COM      620076109       847     30000  SH   Sole                                         30000
Ocean Energy            COM      67481E106      7140    462475  SH   Sole                                        462475
Pharmacia               COM      71713U102      3786     62907  SH   Sole                                         62907
Phone.com               COM      71920Q100      1579     13900  SH   Sole                                         13900


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

Qualcomm                COM                     1551     21775  SH   Sole                                         21775
Qwest Communications
   Internati            COM      749121109      7306    152000  SH   Sole                                        152000
SBC Communications      COM      78387G103       200      4000  SH   Sole                                          4000
Schlumberger ($)        COM      806857108      2716     33000  SH   Sole                                         33000
Sirius Satellite Radio  COM      82966U103      4657     88075  SH   Sole                                         88075
Starmedia Network       COM      855546107      2260    301400  SH   Sole                                        301400
Sun Microsystems        COM      866810104     13963    119600  SH   Sole                                        119600
VeriSign                COM                     1578      7790  SH   Sole                                          7790
Viacom Class B          COM      925524308      9001    153857  SH   Sole                                        153857
Walt Disney             COM      254687106      2536     66289  SH   Sole                                         66289
Yahoo                   COM      984332106      3598     39535  SH   Sole                                         39535
eBay                    COM      278642103      4106     59830  SH   Sole                                         59830







































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